                                             [OVERLAND EXPRESS LOGO]

                                           Annual  Report

                                          ......................................
                                                   DECEMBER  31,  1996

                                               OVERLAND SWEEP FUND

                                    OVERLAND EXPRESS FUNDS ARE NOT
                           FDIC INSURED AND ARE NOT OBLIGATIONS OF
                                OR GUARANTEED BY WELLS FARGO BANK.

 [LOGO]
            TABLE OF CONTENTS
            LETTER TO SHAREHOLDERS......................................2
            MANAGER COMMENTS............................................4
            OVERLAND SWEEP FUND
              Statement of Assets and Liabilities.......................5
              Statement of Operations...................................6
              Statements of Changes in Net Assets.......................7
              Financial Highlights......................................8
              Notes to Financial Statements............................10
              Independent Auditors' Report.............................13
            PORTFOLIO OF INVESTMENTS
              Cash Investment Trust Master Portfolio...................14
            CASH INVESTMENT TRUST
              Statement of Assets and Liabilities......................17
              Statement of Operations..................................18
              Statements of Changes in Net Assets......................19
              Notes to Financial Statements............................20
              Independent Auditors' Report.............................23
            LIST OF ABBREVIATIONS......................................24

               OVERLAND EXPRESS FUNDS ARE NOT FDIC INSURED, ARE NOT OBLIGATIONS OF WELLS FARGO BANK, AND ARE NOT GUARANTEED BY WELLS FARGO BANK. OVERLAND EXPRESS FUNDS INVOLVE
               INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

               OVERLAND EXPRESS MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL MEET THIS OBJECTIVE. DURING THE PERIOD, WELLS FARGO BANK HAS VOLUNTARILY WAIVED PORTIONS OF THEIR FEES OR ASSUMED RESPONSIBILITY FOR OTHER EXPENSES, WHICH HAS REDUCED OPERATING EXPENSES FOR SHAREHOLDERS. WITHOUT THESE REDUCTIONS, THE FUNDS' RETURNS WOULD HAVE BEEN LOWER.

               THE OVERLAND SWEEP FUND (THE "FEEDER") AND THE CASH INVESTMENT TRUST (THE "MASTER") ARE ORGANIZED AS A "MASTER-FEEDER" STRUCTURE. INSTEAD OF INVESTING DIRECTLY IN INDIVIDUAL PORTFOLIO SECURITIES, THE FEEDER FUND, WHICH IS OFFERED TO THE PUBLIC, HOLDS INTERESTS IN THE MASTER WHICH INVESTS IN INDIVIDUAL SECURITIES. REFERENCES TO THE FUND ARE TO THE FEEDER OR MASTER AS THE CONTEXT REQUIRES. THE MASTER PORTFOLIO IS ADVISED BY WELLS FARGO BANK.

               WELLS FARGO BANK PROVIDES INVESTMENT ADVISORY SERVICES, ADMINISTRATIVE SERVICES, SHAREHOLDER SERVICES AND CERTAIN OTHER SERVICES FOR THE OVERLAND EXPRESS FUNDS. THE FUNDS ARE SPONSORED, DISTRIBUTED AND CO-ADMINISTERED BY STEPHENS INC., MEMBER NYSE/SIPC.

OUR MESSAGE TO YOU

We appreciate the confidence that you have expressed in us by investing in the Overland Express Funds. Thanks to the loyalty of our investors, Overland Express has grown to a family of 14 mutual funds that includes cash management, current income and capital growth options. Since 1988, investors have depended upon Overland Express to deliver quality service and value. In the coming year we will work hard to continue to meet your investment needs by providing reliable service and effective investment options.

We encourage you to review this Annual Report. It includes commentaries from the Funds' portfolio managers offering insights into each fund's performance and portfolio strategies as well as the overall market environment. The Annual Report also includes detailed financial information for each fund and a list of the fund's portfolio holdings.

THE MARKETS

The U.S. economy sent mixed signals during 1996. Rapid growth in the second quarter gave way to a more moderate growth rate during the second half of the year. The overall growth rate for 1996 was in line with the economy's long-term average and fairly typical for an expansion phase of the business cycle. Reasonably strong profit growth during 1996 helped sustain an impressive rally in the stock market, led by large-cap issues. The total return on S&P 500 stocks was an impressive 23%. Together with the 38% return in 1995, this was the market's best back-to-back performance in forty years. Bonds, on the other hand, suffered from gyrating interest rates. The total return on the Lehman Brothers Municipal Bond Index was less than 4% in 1996, compared to 22% in 1995.

A YEAR OF AWARENESS

The political and economic environment in 1996 left many investors with a heightened awareness of the need for financial planning. Aging "baby boomers" and other investors have realized the importance of retirement planning and personal savings and, as a result, are increasingly emphasizing saving over spending. On-going national debates over Medicare reform and Social Security reform have led Americans in increasing numbers to realize that our future financial security is becoming our own responsibility. By the end of 1996, mutual fund assets in the United States totaled over $3.5 trillion, up from about $2.8 trillion at the end of 1995.

1997, THE YEAR AHEAD

Investors look to 1997 with both optimism and anxiety. Investor optimism is based on strength in the economy that is expected to propel consumer-led growth during the early part of the year, with an assist from exports and housing. Investor anxiety results from worries that higher interest rates could result from an economic revival. The economy appears headed for another year of moderate growth in 1997, restrained by heavy consumer-debt loads and by a lack of "pent-up" demand. A stronger dollar also could undercut export growth by eroding U.S. competitiveness. Higher operating rates may nudge inflation higher during the year. But we believe the annual inflation rate will remain low, at 3.5% or less. Because labor market conditions already are tight, we believe that the Federal

Reserve probably won't wait long before raising short-term interest rates if the economy shows signs of gaining momentum. Any interest rate increases should, however, be restrained by historically low inflation rates and efforts to reduce the federal government's budget deficit.

1996 FUND PERFORMANCE

The Overland Express Funds performed well overall for the year. Our capital growth funds generally realized healthy returns. Our cash management and current income funds posted steady performance as well.

The Overland Express Funds also marked two milestone events in 1996. In January, the Strategic Growth Fund celebrated its third anniversary, posting strong long-term returns as the fund's managers employed a consistent approach of targeting growth opportunities through strategic equity investing. And in September, we offered our newest fund, the Small Cap Strategy Fund. This Fund is managed by the Wells Fargo Growth Equity Team, the same team that manages the Strategic Growth Fund. Targeting the small capitalization segment of the stock market, this fund reflects the ongoing efforts of Overland Express to meet investors needs with smart and efficient investment options.

OUR COMMITMENT TO INVESTMENT QUALITY

We believe in a conservative, straightforward approach to investing. Working with your financial advisor is the first step in planning an effective long-term investment strategy. We also believe that a good understanding of your investments is essential to making effective investment decisions. So we encourage you to read this Annual Report. We believe that you will find it to be useful and informative.

Just as we've done in the past, we will continue to work diligently to help you reach your investment goals.

OVERLAND EXPRESS FUNDS, FEBRUARY 1997

OVERLAND SWEEP FUND
(CASH INVESTMENT TRUST MASTER PORTFOLIO)

The Overland Sweep Fund seeks to provide investors with a high level of current income while preserving capital and liquidity, by investing in high-quality, short-term investments.

The Fund's seven-day simple yield for the period ended December 31, 1996 was 4.22%. The Fund achieved its goal of maintaining principal stability at a $1.00 per share net asset value while providing competitive money market yields.

FUND REVIEW

In January 1996, the Federal Reserve lowered the federal funds target rate by 0.25% from 5.50% to 5.25%. Nevertheless, short-term rates rose throughout the first half of the year. The Fund purchased securities in the 9-12 month range in July as the yield curve steepened. This turned out to be the high in yields for the year as the economy showed signs of slowing. The Fund generated consistent yields throughout the year, while providing a high quality, liquid portfolio.

During 1996 the Fund purchased floating-rate securities. Floating-rate securities are those securities whose interest rates are tied to an index. These securities typically provide competitive returns and help to reduce risk related to changing interest rates. These securities normally track a specific index, such as Treasury bills, LIBOR or the prime rate.

1997 OUTLOOK

With the current U.S. expansion continuing and the stock market coming off another year of strong gains, money market funds in general could see cash inflows as a result of cautious investors moving money to a more stable asset class. Several regulatory changes permitting a broader use of money market funds may increase assets in money funds in 1997.

We believe that the Federal Reserve is likely to leave the federal funds target rates unchanged in the first quarter of 1997. We expect the next Federal Reserve move will be to raise interest rates. Tightness in the labor markets and relatively high capacity utilization in the manufacturing sector could trigger an increase in inflation. With the money market yield curve very flat, maturities of 2-3 months offer the best value, given a neutral Federal Reserve interest rate policy. As we begin the year, LIBOR-based floaters are attractive and are expected to outperform Prime and T-Bill-based floaters since higher interest rates are anticipated.

ALTHOUGH THE FUND SEEKS TO MAINTAIN A $1.00 PER SHARE NET ASSET VALUE, THERE IS NO ASSURANCE THAT IT WILL MEET THIS OBJECTIVE. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENT, NOR BY WELLS FARGO BANK.

THE SEVEN-DAY SIMPLE YIELD IS FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 1996. YIELD REFLECTS FLUCTUATIONS IN INTEREST RATES ON PORTFOLIO INVESTMENTS AND FUND EXPENSES. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1996

                                             OVERLAND SWEEP
                                                       FUND
 ..........................................................
ASSETS
INVESTMENTS:
  In interests in Cash Investment Trust      $2,002,862,594
Receivables:
  Interest                                        7,936,602
TOTAL ASSETS                                  2,010,799,196
LIABILITIES
Payables:
  Distribution to shareholders                    6,498,779
  Due to sponsor and distributor (Note
    2)                                              956,041
  Due to transfer agent (Note 2)                    556,044
  Other                                              62,927
TOTAL LIABILITIES                                 8,073,791
TOTAL NET ASSETS
                                             $2,002,725,405

COMPUTATION OF NET ASSET VALUE
Net assets                                   $2,002,725,405
Shares outstanding                            2,003,291,525
Net asset value per share                             $1.00

 ...............................................................................

At December 31, 1996, net assets were comprised predominantly of paid-in-capital.

The Overland Sweep Fund seeks to maintain a net asset value of $1.00 per share. There is no assurance that the Fund will be able to do so.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS -
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                OVERLAND
                                              SWEEP FUND
 .......................................................
INVESTMENT INCOME
  Interest income allocated from Cash
    Investment Trust                         $72,347,404
  Expenses allocated from Cash
    Investment Trust                          (4,307,675)
  Waived expenses allocated from Cash
    Investment Trust                             335,773
TOTAL INVESTMENT INCOME                       68,375,502
EXPENSES (NOTE 2):
  Administration fees                            317,668
  Transfer agency fees                         4,637,643
  Distribution fees                            7,290,299
  Amortization of organization expenses           26,071
  Legal and audit fees                           105,190
  Other                                          103,616
TOTAL EXPENSES                                12,480,487
Less:
  Waived fees                                    (18,502)
NET EXPENSES                                  12,461,985
NET INVESTMENT INCOME                         55,913,517
REALIZED GAIN ON INVESTMENTS ALLOCATED
  FROM CASH INVESTMENT TRUST                     136,401
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $56,049,918

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                             OVERLAND SWEEP FUND
                                             ...................................
                                                     For the             For the
                                                  Year Ended          Year Ended
                                               Dec. 31, 1996       Dec. 31, 1995
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                      $    55,913,517     $    40,479,099
  Realized gain on investments allocated
    from Cash Investment Trust                       136,401                   0
  NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 56,049,918          40,479,099
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (55,913,517)        (40,479,099)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                    4,856,143,166       3,237,176,288
  Reinvestment of dividends                            4,923               5,201
  Cost of shares redeemed                     (4,062,742,186)     (2,840,557,449)
NET INCREASE IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS                  793,405,903         396,624,040
INCREASE IN NET ASSETS                           793,542,304         396,624,040
NET ASSETS:
    Beginning net assets                       1,209,183,101         812,559,061
     ENDING NET ASSETS                       $ 2,002,725,405     $ 1,209,183,101
SHARES ISSUED AND REDEEMED:
  Shares sold                                  4,856,835,054       3,237,176,288
  Shares issued in reinvestment of
    dividends                                          4,923               5,201
  Shares redeemed                             (4,062,731,553)     (2,840,557,449)
NET INCREASE IN SHARES OUTSTANDING               794,108,424         396,624,040

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                        OVERLAND SWEEP FUND
                                                                             ..............................
                                                                                 Year Ended      Year Ended
                                                                              Dec. 31, 1996   Dec. 31, 1995
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $1.00           $1.00
                                                                                     ------          ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                                0.04            0.05
                                                                                      -----           -----
LESS DISTRIBUTIONS:
  Dividends from net investment income                                                (0.04)          (0.05)
                                                                                      -----           -----
NET ASSET VALUE, END OF PERIOD                                                        $1.00           $1.00
                                                                                     ------          ------
                                                                                     ------          ------
TOTAL RETURN (NOT ANNUALIZED)                                                         4.29%           4.80%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                                                $2,002,725      $1,209,183
  Number of shares outstanding, end of period (000)                               2,003,292       1,209,183
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)(3):
  Ratio of expenses to average net assets(1)                                          1.24%           1.25%
  Ratio of net investment income to average net assets(2)                             4.20%           4.70%
 ..........................................................................................................

(1) Ratio of expenses to average net assets prior to waived fees and
   reimbursed expenses:                                                               1.26%           1.28%

(2) Ratio of net investment income to average net assets prior to waived
   fees and reimbursed expenses:                                                      4.18%           4.67%

 ...............................................................................

(3) THESE RATIOS INCLUDE EXPENSES CHARGED TO CIT. PRIOR TO 1995 RATIOS HAVE BEEN ADJUSTED FOR COMPARABILITY PURPOSES.
  *  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING

The accompanying notes are an integral part of these financial statements.

                                                 OVERLAND SWEEP FUND (CONT.)
                              ..............................................
                                  Year Ended      Year Ended      Year Ended
                               Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992
NET ASSET VALUE, BEGINNING
 OF PERIOD                             $1.00           $1.00           $1.00
                                      ------          ------          ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.03            0.02            0.03
                                       -----           -----           -----
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                  (0.03)          (0.02)          (0.03)
                                       -----           -----           -----
NET ASSET VALUE, END OF
 PERIOD                                $1.00           $1.00           $1.00
                                      ------          ------          ------
                                      ------          ------          ------
TOTAL RETURN (NOT
ANNUALIZED)                            3.11%           1.97%           2.31%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000)                           $812,559        $528,072        $253,617
  Number of shares
    outstanding, end of
    period (000)                     812,559         528,072         253,628
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED)(3):
  Ratio of expenses to
    average net assets(1)              1.25%           1.25%           1.24%
  Ratio of net investment
    income to average net
    assets(2)                          2.92%           1.67%           2.20%
 ...........................................................................................................

(1) Ratio of expenses to
   average net assets prior
   to waived fees and
   reimbursed expenses:                1.33%           1.31%           1.51%

(2) Ratio of net investment
   income to average net
   assets prior to waived
   fees and reimbursed
   expenses:                           2.84%           1.61%           1.93%

 ...............................................................................

(3) THESE RATIOS INCLUDE EXPENSES CHARGED TO CIT. PRIOR TO 1995 RATIOS HAVE BEEN ADJUSTED FOR COMPARABILITY PURPOSES.
  *  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING

The accompanying notes are an integral part of these financial statements.

OVERLAND SWEEP FUND

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Overland Sweep Fund (the "Fund") is a series of Overland Express Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company commenced operations on April 7, 1988, and consists of twelve separate diversified funds (the "Funds"): the Asset Allocation, Money Market, Municipal Income, National Tax-Free Institutional Money Market, Overland Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap Strategy, Strategic Growth, U.S. Government Income, U.S. Treasury Money Market and Variable Rate Government Funds, and two non-diversified funds: the California Tax-Free Bond and California Tax-Free Money Market Funds. These financial statements represent only the Overland Sweep Fund.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund invests only in interests of the Cash Investment Trust Master Portfolio ("CIT") of Master Investment Trust (the "Trust"). CIT has the same investment objective as the Fund. The value of the Fund's investment in CIT reflects the Fund's interest in CIT (99.99%). CIT invests only in securities with remaining maturities not exceeding 397 days (thirteen months), including obligations of the U.S. government, bankers acceptances, commercial paper and certain floating- and variable-rate instruments. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

CIT uses the amortized cost method to value its portfolio securities and attempts to maintain a constant net asset value of $1.00 per interest. There is no assurance that CIT will meet this goal. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

The Fund records security transactions in CIT on the date interests are purchased or sold (trade date). Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered.

OVERLAND SWEEP FUND

NOTES TO FINANCIAL STATEMENTS

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

The Company's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income to its shareholders. Therefore, no federal or state income tax provision is required. The Overland Sweep Fund has a capital loss carryforward of $555,468 which will expire in the year 2003. The Board of Directors intends to offset net capital gains with the capital loss carryforward until the carryforward has been fully utilized or expires.

ORGANIZATION EXPENSES

Stephens Inc. ("Stephens"), the Fund's administrator, sponsor and distributor, has incurred expenses in connection with the Fund's organization and initial registration. These expenses are being amortized by the Fund over 60 months on a straight-line basis from the date the Fund commenced operations. The organization expenses were fully amortized at December 31, 1996.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a contract on behalf of the Fund with Wells Fargo Bank, N.A. ("WFB"), whereby WFB will provide shareholder servicing functions for the Fund. Under the contract, WFB is entitled to be compensated at an annual rate of 0.35% of the average daily net assets of the Fund.

The Company has entered into a contract on behalf of the Fund with WFB whereby WFB provides transfer agency services for the Funds. Under the transfer agency agreement, WFB is paid a per account fee and other related costs with a minimum monthly fee of $3,000 per fund. Effective February 1, 1997, WFB will be entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Fund.

The Company has entered into an administration agreement on behalf of the Fund with Stephens. Under the agreement, Stephens provides supervisory and administrative services to the Fund. For providing supervisory and administrative services, the Fund has agreed to pay Stephens a monthly fee at the annual rate of 0.025% of its average daily net assets.

Under the contracts and agreements described above, WFB and Stephens may each voluntarily waive fees payable or reimburse expenses to the Fund. Reimbursed expenses and waived fees continue at the discretion of the transfer agent, administrator and directors.

The Company's Board of Directors has approved a change in fund administrative duties. Effective May 1, 1997, WFB will become Administrator to the Fund and Stephens will become Co-Administrator to the Fund. WFB and Stephens will be entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of the average daily net assets of the Fund.

OVERLAND SWEEP FUND

NOTES TO FINANCIAL STATEMENTS

The Company has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), whereby the Company pays Stephens, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.55% of the average daily net assets of the Fund. The actual fee payable to Stephens is determined within such limit, from time to time by mutual agreement between the Company and Stephens.

All officers and one director of the Company are also officers of Stephens. At December 31, 1996, Stephens owned 119,039 shares of the Overland Sweep Fund.

3.   CAPITAL SHARE TRANSACTIONS

As of December 31, 1996, the Overland Sweep Fund was authorized to issue 3 billion shares of capital stock with a par value of $0.001 per share. Transactions in capital shares for the years ended December 31, 1996 and 1995 are disclosed in detail in the Statements of Changes in Net Assets.

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OVERLAND EXPRESS FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities of the Overland Sweep Fund (one of the funds comprising Overland Express Funds, Inc.) as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Overland Sweep Fund of Overland Express Funds, Inc. as of December 31, 1996, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated herein in conformity with generally accepted accounting principles.

[KPMG SIG.]
SAN FRANCISCO, CALIFORNIA
FEBRUARY 14, 1997

CASH INVESTMENT TRUST MASTER PORTFOLIO - DECEMBER 31, 1996
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
U.S. TREASURY SECURITIES - 4.71%
U.S. TREASURY BILLS - 4.71%
$    70,000,000  U.S. Treasury Bills                                  5.17 %F     02/06/97    $ 69,664,700
     25,000,000  U.S. Treasury Bills                                  5.21 F      04/03/97      24,668,417
                                                                                              ------------
                 TOTAL U.S. TREASURY SECURITIES                                               $ 94,333,117

CERTIFICATES OF DEPOSITS - 11.69%
$    20,000,000  Bank of Nova Scotia                                  5.44 %      02/10/97    $ 20,000,660
     50,000,000  Morgan Guaranty Trust                                5.38        02/13/97      50,000,589
     50,000,000  National Westminster Bank Plc                        5.39        02/03/97      50,000,381
     40,000,000  Societe Generale                                     6.13        09/12/97      40,132,823
     50,000,000  Union Bank of California                             5.50        08/21/97      50,000,000
      9,000,000  Union Bank of California                             5.71        03/17/97       9,004,288
     15,000,000  Union Bank of California                             5.75        02/04/97      15,003,256
                                                                                              ------------
                 TOTAL CERTIFICATES OF DEPOSITS                                               $234,141,997

COMMERCIAL PAPER - 58.04%
$    60,000,000  ABN Amro Finance Inc                                 5.32 %F     01/21/97    $ 59,823,333
     50,000,000  American Express Corp                                5.27 F      06/02/97      48,887,444
     50,000,000  Asset Securitization Corp++                          5.32 F      01/09/97      49,940,889
     35,000,000  Associates Corp                                      5.35 F      09/19/97      33,642,438
     50,000,000  Canadian Imperial Holdings Inc                       5.33 F      02/04/97      49,748,258
     54,300,000  Corporate Asset Funding Inc                          5.29 F      03/04/97      53,805,297
     45,000,000  Corporate Receivables Corp++                         5.30 F      01/29/97      44,814,500
     25,000,000  Corporate Receivables Corp++                         5.30 F      01/30/97      24,893,264
     40,000,000  Daimler-Benz North America Corp                      5.32 F      01/30/97      39,828,578
     43,300,000  Electronic Data Systems Corp                         5.30 F      02/04/97      43,083,259
     50,000,000  Ford Motor Credit Co                                 5.32 F      01/15/97      49,896,556
     50,000,000  General Electric Capital Corp                        5.29 F      02/12/97      49,691,417
     20,000,000  General Electric Co                                  5.31 F      05/30/97      19,560,450
     30,000,000  Goldman Sachs & Co                                   5.42 F      04/11/97      29,556,667
     50,000,000  Greenwich Funding Corp++                             5.65 F      01/15/97      49,890,139
     50,000,000  International Business Machines Credit Corp          5.31 F      02/05/97      49,741,875
     50,000,000  Merrill Lynch Corp                                   5.35 F      01/23/97      49,836,528

CASH INVESTMENT TRUST MASTER PORTFOLIO - DECEMBER 31, 1996
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
COMMERCIAL PAPER - CONTINUED
$    50,000,000  Morgan Stanley Corp                                  5.32 %F     01/17/97    $ 49,881,778
     50,000,000  National Rural Utilities Corp                        5.31 F      01/28/97      49,800,875
     50,000,000  Philip Morris Corp                                   5.29 F      01/16/97      49,889,792
     46,000,000  Riverwoods Funding Corp                              5.31 F      01/22/97      45,857,515
     30,000,000  RTZ America Corp++                                   5.26 F      05/27/97      29,360,033
     41,000,000  Sweden Kingdom Corp                                  5.30 F      03/05/97      40,619,725
     16,000,000  Transamerica Finance Corp                            5.29 F      04/16/97      15,753,133
     30,906,000  Triple-A One Funding Corp++                          5.40 F      02/14/97      30,702,020
     25,000,000  USAA Capital Corp                                    5.38 F      03/07/97      24,757,153
     20,000,000  WCP Funding Inc++                                    5.31 F      02/14/97      19,870,200
     60,000,000  WCP Funding Inc++                                    5.42 F      03/07/97      59,412,833
                                                                                              ------------
                 TOTAL COMMERCIAL PAPER                                                       $1,162,545,949

SHORT-TERM FEDERAL AGENCIES - 1.74%
$    35,000,000  Federal Home Loan Mortgage Corp Discount Note        5.40 %      02/24/97    $ 34,716,500

VARIABLE AND FLOATING RATE BONDS - 17.22%
$    20,000,000  Abbey National North America                         5.35 %      05/21/97    $ 19,992,187
     25,000,000  Abbey National North America                         5.55        07/17/97      24,990,730
     60,000,000  Bankers Trust Corp                                   5.26        12/10/97      59,971,808
     50,000,000  Beta Finance Corp++                                  5.56        01/27/97      49,998,587
     40,000,000  Colorado National Bank                               5.57        04/16/97      39,996,554
     25,000,000  Federal Home Loan Bank                               5.37        08/08/97      24,989,883
     25,000,000  Household Finance Corp                               5.45        05/27/97      25,000,000
     50,000,000  PHH Corp                                             5.52        09/22/97      50,000,000
     50,000,000  PNC Funding Corp                                     5.32        05/15/97      49,986,429
                                                                                              ------------
                 TOTAL VARIABLE AND FLOATING RATE BONDS                                       $344,926,178

CASH INVESTMENT TRUST MASTER PORTFOLIO - DECEMBER 31, 1996
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
REPURCHASE AGREEMENTS - 6.81%
$    45,507,000  Goldman Sachs Pooled Repurchase Agreement -
                 102% Collateralized by U.S. Government
                 Securities                                           6.58        01/02/97    $ 45,507,000
      9,319,000  HSBC Securities Inc Repurchase Agreement - 102%
                 Collateralized by U.S. Government Securities         6.00        01/02/97       9,319,000
     68,637,000  JP Morgan Securities Inc Repurchase Agreement -
                 102% Collateralized by U.S. Government
                 Securities                                           6.37        01/02/97      68,637,000
     13,000,000  Morgan Stanley & Co Repurchase Agreement - 102%
                 Collateralized by U.S. Government Securities         6.50        01/02/97      13,000,000
                                                                                              ------------
                 TOTAL REPURCHASE AGREEMENTS                                                  $136,463,000

TOTAL INVESTMENTS IN SECURITIES

                 (Cost $2,007,126,741)* (Note 1)                        100.21 %              $2,007,126,741
                 Other Assets and Liabilities, Net                       (0.21 )                (4,205,896)
                                                                        -------               ------------
                 TOTAL NET ASSETS                                       100.00 %              $2,002,920,845
                                                                        -------               ------------
                                                                        -------               ------------

 .........................................................................................................

 F   YIELD TO MATURITY.
++ THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF TRUSTEES.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1996

                                                       CASH
                                                 INVESTMENT
                                                      TRUST
                                                     MASTER
                                                  PORTFOLIO
 ..........................................................
ASSETS
INVESTMENTS:
  In securities, at value and identified
    cost                                     $2,007,126,741
  Cash                                                1,346
Receivables:
  Interest                                        4,266,082
TOTAL ASSETS                                  2,011,394,169
LIABILITIES
Allocations to unitholders                        7,936,848
Due to sponsor (Note 2)                              39,764
Due to advisor (Note 2)                             429,431
Other                                                67,281
TOTAL LIABILITIES                                 8,473,324
TOTAL NET ASSETS
                                             $2,002,920,845


 ...............................................................................

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS -
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                    CASH
                                              INVESTMENT
                                                   TRUST
                                                  MASTER
                                               PORTFOLIO
 .......................................................
INVESTMENT INCOME
  Interest income                            $72,350,480
TOTAL INVESTMENT INCOME                       72,350,480
EXPENSES (NOTE 2):
  Advisory fees                                3,310,083
  Administration fees                            331,009
  Custody fees                                   227,655
  Portfolio accounting fees                      326,845
  Legal and audit fees                            79,917
  Amortization of organization expenses           18,350
  Other                                           13,999
TOTAL EXPENSES                                 4,307,858
Less:
  Waived fees                                   (335,787)
NET EXPENSES                                   3,972,071
NET INVESTMENT INCOME                         68,378,409
REALIZED GAIN ON INVESTMENTS                     136,408
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $68,514,817

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                    CASH INVESTMENT TRUST MASTER
                                                                       PORTFOLIO
                                             ...................................
                                                     For the             For the
                                                  Year Ended          Year Ended
                                               Dec. 31, 1996       Dec. 31, 1995
INCREASE IN NET ASSETS
  Net investment income                      $    68,378,409     $    48,642,442
  Net realized gain (loss) on sale of
    investments                                      136,408            (606,617)
  NET INCREASE RESULTING FROM OPERATIONS          68,514,817          48,035,825
  NET INCREASE IN NET ASSETS RESULTING
  FROM UNIT TRANSACTIONS                         725,092,321         348,618,395
  INCREASE IN NET ASSETS                         793,607,138         396,654,220
NET ASSETS:
  Beginning net assets                         1,209,313,707         812,659,487
  ENDING NET ASSETS                          $ 2,002,920,845     $ 1,209,313,707

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

CASH INVESTMENT TRUST MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Cash Investment Trust Master Portfolio ("CIT") is a series of Master Investment Trust (the "Trust"), a business trust organized under the laws of Delaware as of September 23, 1991. The Declaration of Trust permits the issuance of an unlimited number of interests ("Interests"). Substantially all of CIT's outstanding Interests are owned by the Overland Sweep Fund, a series of Overland Express Funds, Inc. The following significant accounting policies are consistently followed by CIT in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

CIT invests only in securities with remaining maturities not exceeding 397 days (thirteen months), including obligations of the U.S. government, bankers acceptances, commercial paper and certain floating- and variable-rate instruments. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

CIT uses the amortized cost method to value its portfolio securities and attempts to maintain a constant net asset value of $1.00 per interest. There is no assurance that CIT will meet this goal. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

CIT records security transactions on the date the securities are bought or sold (trade date). Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in CIT's Portfolio of Investments. The adviser to CIT pools its cash with the cash of other funds and invests in repurchase agreements entered into by CIT and the funds. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value the collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than

CASH INVESTMENT TRUST MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

the resale price. The repurchase agreements held by CIT at December 31, 1996 are collateralized by U.S. Treasury or federal agency obligations. The repurchase agreements were entered into on December 31, 1996.

FEDERAL INCOME TAXES

CIT intends to qualify for federal income tax purposes as a partnership. CIT therefore believes that it will not be subject to any federal income tax on its income and net capital gains. However, each investor in CIT will be taxed on its distributive share of the partnership's income for purposes of determining its federal income tax on its income and net capital gains. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations promulgated thereunder.

It is intended that CIT's assets, income and distributions will be managed in such a way that a regulated investment company investing in CIT will be able to satisfy the requirements of Subchapter M of the Code, assuming that the regulated investment company invested all of its assets in CIT.

ORGANIZATION EXPENSES

Costs incurred in connection with organization and initial registration as an investment company under the Investment Company Act of 1940 are being amortized on a straightline basis over 60 months from the date CIT commenced operations. The organization costs were fully amortized at December 31, 1996.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contract, WFB furnishes daily portfolio management for CIT. Under the contract WFB is paid a monthly advisory fee based on an annual rate of 0.25% of average daily net assets. For the year ended December 31, 1996, WFB waived $335,787 in advisory fees payable to it under the advisory contract.

The Trust has entered into a contract with WFB, whereby WFB will provide custody and portfolio accounting services for CIT. WFB is entitled to be compensated for these services plus certain transaction expenses at an annual rate of 0.0167% of average daily net assets of CIT.

For portfolio accounting WFB is entitled to be compensated at a base rate of $2,000 monthly plus 0.07% for the first $50 million, 0.045% for the next $50 million, and 0.020% over $100 million of average daily net assets.

On behalf of CIT the Trust has entered into administration and distribution agreements with Stephens. Under these agreements, Stephens will provide supervisory, administrative and distribution services to CIT. For providing supervisory and administrative services, Stephens is paid a monthly fee at the annual rate of 0.025% of average daily net assets.

CASH INVESTMENT TRUST MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

The Board of Trustees has approved a change in fund administrative duties. Effective May 1, 1997, WFB will become Administrator to the Trust on behalf of the Fund and Stephens will become Co-Administrator to the Trust on behalf of the Fund. Under the new agreement, administrative fees will not be charged to CIT.

TO THE UNITHOLDERS AND BOARD OF TRUSTEES
MASTER INVESTMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Cash Investment Trust Master Portfolio (one of the master portfolios comprising Master Investment Trust) as of December 31, 1996, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the cutodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Cash Investment Trust Master Portfolio of Master Investment Trust as of December 31, 1996, the results of its operations, and the changes in its net assets in conformity with generally accepted accounting principles.

[KPMG SIG.]
SAN FRANCISCO, CALIFORNIA
FEBRUARY 14, 1997

LIST OF ABBREVIATIONS

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Incorporated
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

     24